Note 5 - Inventory (Details) - Inventory Schedule (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Inventory Schedule [Abstract]
Finished goods	$ 593,255	$ 654,970
Work in process	31,615	131,666
	$ 624,870	$ 786,636	$ 995,713